Note 17 - Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Years Ended December 31,
	2021	2020
	A$	A$
Numerator:
Net loss	(10,506,935)	(7,638,024)

Denominator:
Weighted-average basic and diluted shares	177,714,201	177,574,046

Basic and diluted loss per share	(0.06)	(0.04)